Income Taxes - Schedule of Reconciles the U.S. Statutory Rates to Effective Tax Rate (Details)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Effective Tax Rate [Abstract]
Federal statutory rate		21.00%	21.00%	21.00%
State statutory rate		5.80%	5.80%	5.80%
Valuation allowance		(6.20%)	(7.40%)	(5.40%)
Others	[1]	(20.60%)	(19.40%)	(21.40%)
Effective tax rate		0.00%	0.00%	0.00%

[1]	These items represent expenses incurred in Cayman and it is not deductible in U.S. federal and state tax returns.